Schedule of Investments (unaudited)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Aerospace & Defense — 0.7%
Boeing Co. (The), 2.70%, 05/01/22	$50	$50,828
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	325	332,982
2.80%, 03/15/22 (Call 02/15/22)(a)	50	50,679
		434,489
Agriculture — 1.1%
Altria Group Inc., 2.85%, 08/09/22(a)	150	153,842
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	70	71,555
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	80	82,091
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/22)(b)	375	383,921
		691,409
Airlines — 4.0%
American Airlines Group Inc., 5.00%, 06/01/22(a)(b)	783	780,949
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22	18	18,190
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	975	986,602
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	100	102,616
United Airlines Holdings Inc., 4.25%, 10/01/22	590	602,720
		2,491,077
Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	55	56,073

Auto Manufacturers — 3.9%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	225	228,182
3.22%, 01/09/22	75	75,627
3.34%, 03/28/22 (Call 02/28/22)	125	126,563
3.35%, 11/01/22	300	306,708
3.55%, 10/07/22	235	240,468
4.25%, 09/20/22	250	257,647
5.60%, 01/07/22	225	229,219
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	415	424,188
3.45%, 01/14/22 (Call 12/14/21)	50	50,556
3.45%, 04/10/22 (Call 02/10/22)(a)	60	60,948
3.55%, 07/08/22	415	426,894
		2,427,000
Auto Parts & Equipment — 1.3%
ZF North America Capital Inc., 4.50%, 04/29/22(b)	820	839,303

Banks — 5.8%
CIT Group Inc., 5.00%, 08/15/22	1,335	1,391,097
Citigroup Inc., 4.05%, 07/30/22	160	165,842
Cooperatieve Rabobank U.A., 3.95%, 11/09/22	300	313,446
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	300	311,475
Deutsche Bank AG/New York NY
3.30%, 11/16/22	300	310,134
Series D, 5.00%, 02/14/22(a)	225	230,306
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)(a)	100	101,832
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	25	25,190
Morgan Stanley, 4.88%, 11/01/22	375	395,452
Natwest Group PLC, 6.13%, 12/15/22	245	262,684
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	50	50,902
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	100	102,730
		3,661,090
Security	Par (000)	Value

Beverages — 0.3%
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	$125	$128,370
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	35	35,814
		164,184
Biotechnology — 1.1%
Amgen Inc., 2.65%, 05/11/22 (Call 04/11/22)(a)	200	203,326
Biogen Inc., 3.63%, 09/15/22	275	285,021
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	175	179,760
		668,107
Chemicals — 1.8%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	598	614,451
Cabot Corp., 3.70%, 07/15/22	50	51,486
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	120	126,194
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	150	153,778
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	115	118,840
NewMarket Corp., 4.10%, 12/15/22	75	78,499
		1,143,248
Commercial Services — 4.9%
ADT Security Corp. (The), 3.50%, 07/15/22	1,146	1,177,607
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	150	155,463
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	60	61,941
IHS Markit Ltd., 5.00%, 11/01/22 (Call 08/01/22)(b)	725	756,414
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/21)(a)(b)	344	322,820
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	60	62,033
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	500	479,390
PayPal Holdings Inc., 2.20%, 09/26/22	50	51,129
Verisk Analytics Inc., 4.13%, 09/12/22	25	25,992
		3,092,789
Computers — 1.1%
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	25	25,440
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	225	234,083
HP Inc., 4.05%, 09/15/22	50	51,999
Vericast Corp., 8.38%, 08/15/22 (Call 08/30/21)(b)	361	368,906
		680,428
Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,4.63%, 07/01/22	150	155,535
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	200	203,648
3.50%, 01/15/22	37	37,527
3.75%, 02/01/22 (Call 12/01/21)(a)	45	45,486
Ally Financial Inc., 4.63%, 05/19/22	75	77,489
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	125	126,795
Discover Financial Services, 3.85%, 11/21/22	150	156,658
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	25	25,521
International Lease Finance Corp., 5.88%, 08/15/22	350	368,973
Navient Corp., 6.50%, 06/15/22	866	903,437
OneMain Finance Corp., 6.13%, 05/15/22	1,136	1,179,270
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(b)	385	389,693
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)(a)	200	204,450
		3,874,482
Electric — 5.8%
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	75	77,113
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	50	51,057

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	$50	$51,009
DTE Energy Co.
2.25%, 11/01/22	50	51,141
Series H, 0.55%, 11/01/22	300	300,945
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	101,984
3.05%, 08/15/22 (Call 05/15/22)	250	255,242
Edison International
2.40%, 09/15/22 (Call 08/15/22)	100	101,607
3.13%, 11/15/22 (Call 10/15/22)	100	102,909
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	50	51,428
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	50,662
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	226	231,117
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	75	76,802
FirstEnergy Corp., Series A, 3.60%, 07/15/22 (Call 05/15/22)	486	492,090
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	102,733
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	50	50,887
2.90%, 04/01/22	135	137,372
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 08/10/21)	500	499,615
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	50	51,414
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	135	139,775
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	100	102,161
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(a)	535	551,275
		3,630,338
Electronics — 0.8%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	37	37,558
Avnet Inc., 4.88%, 12/01/22	75	79,162
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	310	323,978
Jabil Inc., 4.70%, 09/15/22	85	88,950
		529,648
Environmental Control — 0.0%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	25	25,559

Food — 1.9%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	25	25,620
Kraft Heinz Foods Co., 3.50%, 06/06/22	790	807,775
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	75	76,696
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	50	51,135
Mondelez International Inc., 0.63%, 07/01/22	75	75,284
Sysco Corp., 2.60%, 06/12/22	35	35,685
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	125	128,171
		1,200,366
Health Care - Products — 0.2%
DH Europe Finance II Sarl, 2.05%, 11/15/22	50	51,138
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	50	50,704
		101,842
Health Care - Services — 3.0%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	210	215,199
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	300	309,894
3.13%, 05/15/22	50	51,117
CommonSpirit Health, 2.95%, 11/01/22	150	154,410
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	50	51,593
3.15%, 12/01/22 (Call 09/01/22)	100	102,968
Security	Par (000)	Value

Health Care - Services (continued)
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	$980	$1,020,239
		1,905,420
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)(a)	45	45,500
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	60	61,634
		107,134
Home Builders — 2.4%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	75	77,497
KB Home, 7.50%, 09/15/22	525	561,120
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	190	191,319
4.75%, 11/15/22 (Call 08/15/22)(a)	320	333,721
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	45	46,393
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	300	303,963
		1,514,013
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.88%, 10/01/22	50	51,462
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	25	25,603
		77,065
Housewares — 0.5%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)	305	310,264
Insurance — 1.1%
Alleghany Corp., 4.95%, 06/27/22	30	31,202
American International Group Inc., 4.88%, 06/01/22	225	233,302
Aon Corp., 2.20%, 11/15/22	25	25,602
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	25	25,481
Fidelity National Financial Inc., 5.50%, 09/01/22	105	110,638
Markel Corp., 4.90%, 07/01/22	50	51,981
Primerica Inc., 4.75%, 07/15/22	130	135,001
WR Berkley Corp., 4.63%, 03/15/22	50	51,276
		664,483
Internet — 2.8%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	312	316,025
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	50	51,281
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	125	126,997
Netflix Inc., 5.50%, 02/15/22	875	897,715
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	395	401,142
		1,793,160
Iron & Steel — 0.0%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	25	25,825

Leisure Time — 1.4%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	830	852,900

Lodging — 2.6%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	25	25,139
MGM Resorts International, 7.75%, 03/15/22	1,008	1,045,790
Travel + Leisure Co., 4.25%, 03/01/22 (Call 12/01/21)(a)	571	574,358
		1,645,287
Machinery — 0.2%
CNH Industrial Capital LLC, 4.38%, 04/05/22	35	35,888
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	85	87,059
		122,947
Manufacturing — 1.6%
Bombardier Inc., 6.00%, 10/15/22 (Call 08/30/21)(b)	407	407,622
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	25,858
Eaton Corp., 2.75%, 11/02/22	350	360,640

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
2.70%, 10/09/22(a)	$130	$133,523
3.15%, 09/07/22(a)	50	51,558
		979,201
Media — 5.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	635	655,263
CSC Holdings LLC, 5.88%, 09/15/22	875	915,363
DISH DBS Corp., 5.88%, 07/15/22(a)	1,236	1,280,076
Fox Corp., 3.67%, 01/25/22	75	76,213
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/21)(b)	758	758,000
		3,684,915
Mining — 1.6%
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 08/31/21)(b)	175	184,316
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	488	491,855
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(a)(b)	283	252,017
Southern Copper Corp., 3.50%, 11/08/22	100	103,511
		1,031,699
Office & Business Equipment — 0.5%
Xerox Corp., 4.07%, 03/17/22	324	328,368

Oil & Gas — 3.3%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	100	100,693
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 7.63%, 01/15/22 (Call 08/30/21)	50	49,974
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	275	280,329
3.95%, 04/15/22 (Call 01/15/22)	50	50,750
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	880	892,074
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	55	55,083
3.13%, 02/15/22 (Call 11/15/21)	276	275,865
Phillips 66, 4.30%, 04/01/22	250	256,485
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)(a)	102	103,978
		2,065,231
Oil & Gas Services — 0.7%
Welltec A/S, 9.50%, 12/01/22 (Call 12/01/21)(b)	415	413,651

Packaging & Containers — 3.0%
Ball Corp., 5.00%, 03/15/22	898	918,878
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	450	469,076
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	509	528,617
		1,916,571
Pharmaceuticals — 3.4%
AbbVie Inc.
2.30%, 11/21/22	235	240,903
2.90%, 11/06/22	375	386,902
3.25%, 10/01/22 (Call 07/01/22)	150	153,973
3.45%, 03/15/22 (Call 01/15/22)	50	50,716
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	75	76,271
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	193	196,802
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	79	80,416
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	100	103,370
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	425	436,284
Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 07/20/22 (Call 05/20/22)	$50	$51,282
4.75%, 12/01/22 (Call 09/01/22)	105	109,939
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	75	76,922
Viatris Inc., 1.13%, 06/22/22(b)	150	150,909
		2,114,689
Pipelines — 5.7%
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)	364	369,223
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	102,210
Energy Transfer LP
4.65%, 02/15/22	15	15,336
5.20%, 02/01/22 (Call 11/01/21)	135	136,546
Energy Transfer LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	250	259,722
5.88%, 03/01/22 (Call 12/01/21)	65	66,127
Enterprise Products Operating LLC, 4.05%, 02/15/22	100	101,977
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22 (Call 06/01/22)(a)	375	386,081
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	110	114,099
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	277	278,670
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	50	50,461
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	175	179,536
Plains All American Pipeline LP/PAA Finance Corp., 3.65%,06/01/22 (Call 03/01/22)	125	127,214
Ruby Pipeline LLC, 8.00%, 04/01/22(b)	259	245,429
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	100	102,083
TransCanada PipeLines Ltd., 2.50%, 08/01/22	250	255,432
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	518	523,553
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	230	235,352
3.60%, 03/15/22 (Call 01/15/22)	50	50,718
		3,599,769
Real Estate Investment Trusts — 1.9%
American Tower Corp., 4.70%, 03/15/22	50	51,314
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	25	25,815
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp., 5.25%, 03/15/22 (Call 09/15/21)(b)	380	381,079
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	50	51,475
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	526	532,428
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	85	87,501
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	50	51,907
		1,181,519
Retail — 0.9%
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	93	94,226
Macy’s Retail Holdings LLC, 3.88%, 01/15/22 (Call 10/15/21)	290	290,931
McDonald’s Corp., 2.63%, 01/15/22	50	50,542
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	70	71,194
Walgreen Co., 3.10%, 09/15/22	50	51,521
		558,414
Savings & Loans — 0.2%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	110	113,770

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	283	302,283
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%,01/15/22 (Call 12/15/21)	23	23,191
		325,474

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.9%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	$75	$77,545
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(a)	50	51,450
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 08/10/21)(a)(c)	400	400,148
Oracle Corp., 2.50%, 10/15/22	875	897,391
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	50	51,432
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	350	358,592
		1,836,558
Telecommunications — 7.3%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	175	179,419
3.00%, 06/30/22 (Call 04/30/22)	265	270,324
Lumen Technologies Inc., Series T, 5.80%, 03/15/22	1,271	1,304,948
Nokia OYJ, 3.38%, 06/12/22	625	639,894
Sprint Communications Inc., 6.00%, 11/15/22	1,297	1,372,498
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	331	339,795
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)	465	473,263
Vodafone Group PLC, 2.50%, 09/26/22	25	25,610
		4,605,751
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 2.60%, 11/19/22	100	102,670

Transportation — 1.0%
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	125	128,181
Navios Maritime Holdings Inc./Navios Maritime Finance II
U.S. Inc., 7.38%, 01/15/22 (Call 08/30/21)(a)(b)	300	259,101
Ryder System Inc., 2.50%, 09/01/22 (Call 08/01/22)	150	153,200
Union Pacific Corp., 4.16%, 07/15/22 (Call 04/15/22)	100	102,723
		643,205
Total Corporate Bonds & Notes — 95.7%
(Cost: $59,800,717)		60,231,385
Security	Shares (000)	Value

Short-Term Investments
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	4,283	$4,285,466
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,361	3,361,000
		7,646,466
Total Short-Term Investments — 12.1%
(Cost: $7,646,216)		7,646,466

Total Investments in Securities — 107.8%
(Cost: $67,446,933)		67,877,851

Other Assets, Less Liabilities — (7.8)%		(4,923,403)

Net Assets — 100.0%		$62,954,448

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at Value at (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,096,376	$3,189,778	(a)	$—	$(619)	$(69)	$4,285,466	4,283	$8,974	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	691,000	2,670,000	(a)	—	—	—	3,361,000	3,361	119		—
					$(619)	$(69)	$7,646,466		$9,093		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$60,231,385	$—	$60,231,385
Money Market Funds	7,646,466	—	—	7,646,466
	$7,646,466	$60,231,385	$—	$67,877,851